Consolidated Statements of Stockholder's Equity (Deficit) and Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	Total	Common Stock	Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)
Beginning Balance at Feb. 01, 2009	$ 1,175		$ 2,625	$ (1,418)	$ (32)
Net loss	(514)			(514)
Other comprehensive income (loss):
Unrealized gains on derivatives, net of tax of $(1)	2				2
Foreign currency translation adjustment	19				19
Total Comprehensive Income (Loss)	(493)
Stock-based compensation	18		18
Change in fiscal year end of subsidiary	(13)			(13)
Other	1			1
Ending Balance at Jan. 31, 2010	688		2,643	(1,944)	(11)
Equity contribution	1		1
Net loss	(619)			(619)
Other comprehensive income (loss):
Unrealized gains on derivatives, net of tax of $(1)	1				1
Foreign currency translation adjustment	9				9
Total Comprehensive Income (Loss)	(609)
Stock-based compensation	17		17
Other	(1)		(1)
Ending Balance at Jan. 30, 2011	96		2,660	(2,563)	(1)
Net loss	(543)			(543)
Other comprehensive income (loss):
Foreign currency translation adjustment	(1)				(1)
Total Comprehensive Income (Loss)	(544)
Stock-based compensation	20		20
Ending Balance at Jan. 29, 2012	$ (428)		$ 2,680	$ (3,106)	$ (2)